Share-based compensation - Summary of Restricted Stock Units Granted Under The Plan (Parenthetical) (Detail) - Restricted Share Unit [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSUs withheld for tax purposes	603,200	234,100
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSUs withheld for tax purposes	3,700